Schedule of movement in government grant (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other Financial Assets Current
At 1 April	₨ 54,594	₨ 98,046
Recorded/ (trued- up) in statement of profit or loss		(14,631)
Received during the year		(28,821)
Effect of movement in exchange rate
At 31 March	₨ 54,594	₨ 54,594